Fair Value of Financial Instruments and Risk Management - Fair Value of Financial Instruments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 CAD Agreement	Dec. 31, 2015 CAD
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Fair value hedge exposure	5.00%	1.00%
Long-term debt	CAD 10,671,000,000
1.62% Series 33 Notes Due 2020 [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Fixed-to-floating interest-rate swap	CAD 50,000,000
Number of agreements | Agreement	1
Conversion of debt	CAD 50,000,000
Long-term debt	CAD 350,000,000
Debt maturity date	Apr. 30, 2020
1.48% Series 37 Notes Due 2019 [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Conversion of debt	CAD 500,000,000
Debt maturity date	Nov. 18, 2019
Interest-Rate Swaps [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Fixed-to-floating interest-rate swap	CAD 550,000,000	CAD 50,000,000
Notional value	0	CAD 0
125 Fixed-to-Floating Interest-Rate Swap [Member] | 1.48% Series 37 Notes Due 2019 [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Fixed-to-floating interest-rate swap	CAD 125,000,000
125 Fixed-to-Floating Interest-Rate Swap [Member] | 1.48% Series 37 Notes Due 2019 [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Number of agreements | Agreement	2
250 Fixed-to-Floating Interest-Rate Swap [Member] | 1.48% Series 37 Notes Due 2019 [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Fixed-to-floating interest-rate swap	CAD 250,000,000
Number of agreements | Agreement	1